--------------------------------------------------------------------------------
                                                                 August 10, 1998


Dear Shareholder:

The Board of Directors is pleased to report that the first half of 1998 was a very productive period for our Fund. The Board authorized a rights offering and an offering of additional shares of Auction Term Preferred Stock (ATP). These offerings are a continuation of the Board's strategy of reducing the Fund's operating expense ratio and supporting the dividend by increasing the Fund's size when the investment environment appears to offer attractive opportunities. Completed in March, the rights offering raised $76.7 million and was 66% oversubscribed. In May, the Fund issued an additional $60 million of ATP to increase the leverage in the Fund to the same level as had existed prior to the rights offering. The total gross proceeds of these offerings added $136.7 million to the Fund's portfolio, at a cost of .72% of the money raised. The Fund's ratio of operating expenses to average net assets applicable to common stock, annualized as of June 30th, was reduced to 80 basis points versus 92 basis points at December 31, 1997, a decline of 13%.

The market price of the Fund's shares closed at $5.125 on June 30th, a yield of 10%, annualizing the current dividend of $.0425 per month. Shares issued in the March rights offering were sold at $4.72 per share. At $5.125, the stock was trading at a 3.4% premium to the net asset value of $4.94 at the end of the quarter. The Fund's total returns for the periods ended June 30, 1998 are shown below. It is important to note that the Fund is highly leveraged. The leverage magnifies the Fund's returns. In a rising market, the Fund's total return should outperform its competitors. In a falling market, the Fund's total return should underperform the market.



                                              Total Returns for the Periods
                                             Ended June 30, 1998 (Unaudited)
                                 -------------------------------------------------------
                                  Six Months     One Year            Three Years
                                 ------------   ----------   ---------------------------
                                                              Cumulative     Avg. Annual
                                                             ------------   ------------
New America High Income Fund
 (NAV and Dividends)                 2.4%           9.7%         48.4%          14.1%
New America High Income Fund
 (Stock Price and Dividends)        (5.0)          11.3          48.2           14.0
-----------------------------
New America High Income Fund
 (NAV and Dividends)*                5.0           12.6          57.8           16.4
Lipper Closed-End Fund
 Leveraged High Yield Average
 (NAV and Dividends)*                4.2           11.7          48.5           14.1

*Returns are adjusted for dilutive effect of rights offerings as calculated by Lipper Analytical Services, Inc.
Source: Lipper Analytical Services, Inc., New America


Year 2000 Problem


Like other mutual funds and organizations around the world, the Fund could be adversely affected if its computer systems or those of its service providers do not properly process dates beginning with January 1, 2000 and information related to those dates (the "Year 2000 Problem"). The Fund's own computer systems and software, which are used primarily in the preparation of financial statements, maintaining the portfolio database and analyzing income flows to project dividend payments and for compliance monitoring and reporting,

--------------------------------------------------------------------------------

were manufactured or created after the Year 2000 Problem was widely understood and thus are not susceptible to the Year 2000 Problem. However, we, like everybody else, live in an interconnected world and receive data from suppliers who as yet cannot certify that their systems will not be affected by the Year 2000 Problem. The Fund's principal data supplier is State Street Bank and Trust Company ("State Street Bank"). State Street Bank is the custodian of the Fund's assets and the shareholder accounting agent. State Street Bank and the Fund's other data suppliers have responded to our requests regarding how they intend to address the Year 2000 Problem and have assured the Fund that their systems upgrades are on track and will be complete before the year 2000.

In addition, we have sought and received assurances from Fund service providers, including Wellington Management Company, LLP and State Street Bank, that they have taken and are taking appropriate measures to address the Year 2000 Problem and do not currently expect their computer systems or those of their service providers to experience a Year 2000 Problem which would have a material adverse impact on the Fund. Our program to monitor the Year 2000 Problem is an ongoing one, and we will continue to request, receive, and review updates from the Fund's data and service providers on their Year 2000 Problem preparedness. Because of the highly complex nature of the Year 2000 Problem and the extent to which we cannot effect or control remedial measures by those on whom the Fund must directly or indirectly rely for its operation, there can, however, be no absolute assurance that the Year 2000 Problem will not have a material adverse impact on the Fund.

Euro Conversion

Beginning January 1, 1999, certain member countries of the European Union will begin the process of substituting a single European currency, the euro, for their national currencies. Because it currently invests only in U.S. dollar denominated securities, the Fund does not anticipate experiencing any material adverse effect from the conversion process.


High Yield Market Update

While the high yield market commenced the year with fortitude, it ended the first half of the year with a slight degree of trepidation. We would opine, however, that much of the recent uncertainty is of a technical, not fundamental nature. Market valuations were somewhat pressured during the latter part of the period for several reasons. First, new high yield issue volumes, which have been running at an all time record pace, finally appeared to catch up with or overtake demand. We expect that this mismatch between supply and demand will be self-correcting, as new issuers will step back from the market if they are not able to issue paper at reasonable levels. Second, both the equity and high yield markets have been increasingly concerned about the potential for earnings weakness resulting from the Asian crisis. We do believe that U.S. economic growth will be reduced as a result of the Asian weakness; on the positive side, any potential upward pressure on interest rates in the U.S. will also probably be mitigated. Commodity producers may be particularly hampered by low commodity prices, resulting from the Asian weakness. Nevertheless, the U.S. economy remains

--------------------------------------------------------------------------------

healthy at this time, and we continue to focus on those issues that we believe offer prospects for favorable credit improvement. Finally, as the markets become increasingly globalized, valuation shifts in one market (such as the emerging markets) tend to have a more immediate impact in another, such as the U.S. high yield market.

With respect to industry trends, as we reported in our January letter to shareholders, communications issuers continue to be highly active. These issuers have been eager to finance their capital expenditure requirements to build market share in their developing businesses such as wireless telephony, satellite communications systems and competitive networks, including internet connectivity, to existing wired infrastructure. We would note that given the developmental nature of these companies, they tend to be huge users of capital and are therefore very sensitive to the health of the capital markets, especially the equity market. (The portfolio remains relatively underweighted to this nature of issuer, given our concerns about the ultimate success of many of these new and competing ventures.)

Thank you for your interest in The New America High Income Fund.

Sincerely yours,


/s/ Robert F. Birch                         /s/ Catherine A. Smith
-------------------                         ----------------------
Robert F. Birch                             Catherine A. Smith
President                                   Senior Vice President
The New America High Income Fund, Inc.      Wellington Management Company, LLP

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments -- June 30, 1998 (Unaudited) (Dollar Amounts in
Thousands)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   Principal                       Moody's         Value
                 Amount/Units                      Rating       (Note 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- 87.24% (e)
--------------------------------------------------------------------------------
Aerospace and Defense -- 2.17%
$4,000      Argo-Tech Corporation, Senior
              Subordinated Notes, 8.625%,
              10/01/07 ........................      B3          $4,000
 3,500      K&F Industries, Inc., Senior
              Subordinated Notes, 9.25%,
              10/15/07 ........................      B3           3,517
 3,775      Moog, Inc., Senior Subordinated
              Notes, 10%, 05/01/06 ............      B2           4,058
                                                                 ------
                                                                 11,575
                                                                 ------
Automobile -- 3.96%
 7,000      Accuride Corporation, Senior
              Subordinated Notes, 9.25%,
              02/01/08 (i) ....................      B2           7,000
 1,500      Federal-Mogul Corporation, Notes,
              7.875%, 07/01/10 ................      Ba2          1,504
 3,500      Federal-Mogul Corporation, Senior
              Notes, 8.80%, 04/15/07 ..........      Ba2          3,718
 4,000      Key Plastics, Inc., Senior
              Subordinated Notes, 10.25%,
              03/15/07 ........................      B3           4,150
 3,000      LDM Technologies, Inc., Senior
              Subordinated Notes, 10.75%,
              01/15/07 ........................      B3           3,120
 1,500      Lear Corporation, Subordinated
              Notes, 9.50%, 07/15/06 ..........      Ba3          1,635
                                                                 ------
                                                                 21,127
                                                                 ------
Banking -- 2.74%
 2,500      First Nationwide (Parent) Holdings,
              Inc., Senior Notes, 12.50%,
              04/15/03 ........................      B3           2,844
 1,500      FirstFed Financial Corp., Notes,
              11.75%, 10/01/04 ................      B2           1,620
 3,500      Hawthorne Financial Corporation,
              Notes, 12.50%, 12/31/04 .........      (f)          3,675
 7,000      Western Financial Bank,
              Subordinated Capital
              Debentures, 8.875%, 08/01/07 ....      B1           6,475
                                                                 ------
                                                                 14,614
                                                                 ------


                   Principal                       Moody's       Value
                 Amount/Units                      Rating     (Note 1(a))
--------------------------------------------------------------------------------
Beverage, Food and Tobacco -- 1.37%
$  810      Aurora Foods Inc., Series C,
              Senior Subordinated Notes,
              9.875%, 02/15/07 ................      B1          $  859
   410      Aurora Foods Inc., Series E,
              Senior Subordinated Notes,
              8.75%, 07/01/08 (i) .............      B1             415
 4,000      Del Monte Foods Company,
              Senior Discount Notes, 12.50%,
              12/15/07 (g)(i) .................      Caa2         2,600
 3,500      Eagle Family Foods, Inc., Senior
              Subordinated Notes, 8.75%,
              01/15/08 (i) ....................      B3           3,412
                                                                 ------
                                                                  7,286
                                                                 ------
Buildings and Real Estate -- 3.53%
 6,000      Kaufman and Broad Home
              Corporation, Senior
              Subordinated Notes, 9.625%,
              11/15/06 ........................      Ba3          6,330
 5,000      Standard Pacific Corp., Senior
              Notes, 8.50%, 06/15/07 ..........      Ba2          5,019
 2,000      Standard Pacific Corp., Senior
              Notes, 8%, 02/15/08 .............      Ba2          1,965
 2,000      Toll Corp., Senior Subordinated
              Notes, 7.75%, 09/15/07 ..........      Ba3          1,975
 3,500      U.S. Home Corporation, Senior
              Subordinated Notes, 8.88%,
              08/15/07 ........................      B1           3,570
                                                                 ------
                                                                 18,859
                                                                 ------
Chemicals, Plastics and Rubber -- 3.10%
 1,500      Buckeye Cellulose Corporation,
              Senior Subordinated Notes,
              8.50%, 12/15/05 .................      Ba3          1,515
 2,180      Buckeye Technologies Inc., Senior
              Subordinated Notes, 8%,
              10/15/10 (i) ....................      Ba3          2,196
 2,000      LaRoche Industries Inc., Senior
              Subordinated Notes, 9.50%,
              09/15/07 ........................      B3           1,945
 3,500      PCI Chemicals Canada Inc.,
              Senior Secured Notes, 9.25%,
              10/15/07 ........................      B2           3,412


                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments -- June 30, 1998 (Unaudited) -- Continued (Dollar Amounts in Thousands)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    Principal                          Moody's        Value
                  Amount/Units                         Rating      (Note 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- continued
--------------------------------------------------------------------------------
$1,900      Philipp Brothers Chemicals Inc.,
            Senior Subordinated Notes,
            9.875%, 06/01/08 (i) ................      B3            $ 1,914
 2,000      Pioneer Americas Acquisition
            Corp., Senior Secured Notes,
            9.25%, 06/15/07 .....................      B2              1,980
 3,500      Sovereign Specialty Chemicals,
            Inc., Senior Subordinated Notes,
            9.50%, 08/01/07 .....................      B3              3,570
                                                                      ------
                                                                      16,532
                                                                      ------
Containers, Packaging and Glass -- 8.50%
 2,190      APP Finance (VII) Mauritius
              Limited, Guaranteed Convertible
              Notes, 3.50%, 04/30/03 (i) ........      (f)             1,726
 2,250      APP International Finance
              Company B.V., Guaranteed
              Secured Notes, 11.75%,
              10/01/05 ..........................      Caa1            1,980
 2,000      BWAY Corporation, Senior
              Subordinated Notes, 10.25%,
              04/15/07 ..........................      B2              2,150
 2,500      Calmar Inc., Senior Subordinated
              Notes, 11.50%, 08/15/05 ...........      B3              2,891
 1,805      Container Corporation of America,
              Senior Notes, Series B, 10.75%,
              05/01/02 ..........................      B1              1,976
 6,195      Container Corporation of America,
              Senior Notes, 9.75%, 04/01/03 .....      B1              6,644
 5,000      Doman Industries Limited, Senior
              Notes, 8.75%, 03/15/04 ............      B1              4,887
 2,000      Domtar Inc., Debentures, 9.50%,
              08/01/16 ..........................      Ba1             2,178
 7,000      Gaylord Container Corporation,
              Senior Notes, 9.375%, 06/15/07 ....      B3              6,703
 1,000      Grupo Industrial Durango, S.A. de
              C.V., Notes, 12.625%, 08/01/03 ....      B1              1,070
 3,175      Repap New Brunswick Inc.,
              Second Priority Senior Secured
              Notes, 10.625%, 04/15/05 ..........      Caa1            3,207
 7,000      Silgan Corporation, Senior
              Subordinated Debentures, 9%,
              06/01/09 ..........................      B1              7,298


                    Principal                          Moody's        Value
                  Amount/Units                         Rating      (Note 1(a))
--------------------------------------------------------------------------------
$2,500      Tembec Finance Corp., Senior
            Notes, 9.875%, 09/30/05 .............      B1            $ 2,650
                                                                      ------
                                                                      45,360
                                                                      ------
Diversified/Conglomerate Manufacturing -- 3.83%
 1,155      AMTROL Inc., Senior
            Subordinated Notes, 10.625%,
              12/31/06 ..........................      B3              1,120
 2,500      Cathay International Limited,
              Senior Notes, 13%, 04/15/08 (i) ...      Ba3             2,200
 3,000      Falcon Building Products, Inc.,
              Senior Subordinated Notes,
              9.50%, 06/15/07 ...................      B3              2,955
 1,500      International Wire Group, Inc.,
              Senior Subordinated Notes,
              Series B, 11.75%, 06/01/05 ........      B3              1,650
 1,000      International Wire Group, Inc.,
              Senior Subordinated Notes,
              11.75%, 06/01/05 ..................      B3              1,100
 3,500      Johnstown America Industries,
              Inc., Senior Subordinated Notes,
              11.75%, 08/15/05 ..................      B3              3,876
   825      Johnstown America Industries,
              Inc., Senior Subordinated Notes,
              Series C, 11.75%, 08/15/05 ........      B3                914
 2,500      Nortek, Inc., Senior Notes, 9.25%,
              03/15/07 ..........................      B1              2,569
 1,000      Nortek, Inc., Senior Notes,
              9.125%, 09/01/07 ..................      B1              1,022
 3,000      Roller Bearing Company of
              America, Senior Subordinated
              Notes, 9.625%, 06/15/07 ...........      B3              3,038
                                                                      ------
                                                                      20,444
                                                                      ------
Diversified/Conglomerate Service -- 3.14%
   515      Concentric Network Corporation,
              Senior Notes, 12.75%, 12/15/07           (f)               548
 4,000      DecisionOne Corporation, Senior
              Subordinated Notes, 9.75%,
              08/01/07 ..........................      B3              3,860
 1,750      DecisionOne Holdings Corp.,
              Units, Senior Discount
              Debentures, 11.50%, 08/01/08,
              Warrants, exp. 08/01/07 (g) .......      Caa1            1,046


                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments -- June 30, 1998 (Unaudited) -- Continued (Dollar Amounts in Thousands)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    Principal                          Moody's        Value
                  Amount/Units                         Rating      (Note 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- continued
--------------------------------------------------------------------------------
$2,500      Guangdong Enterprises (Holdings)
              Limited, Senior Notes, 8.875%,
              05/22/07 (i) ......................      Baa3          $ 1,838
 2,500      Multicanal S.A., Notes, 9.25%,
              02/01/02 ..........................      Ba3             2,375
 2,000      Pierce Leahy Corp., Senior
              Subordinated Notes, 9.125%,
              07/15/07 ..........................      B3              2,080
 5,000      UNICCO Service Company, Senior
              Subordinated Notes, 9.875%,
              10/15/07 ..........................      B3              5,038
                                                                      ------
                                                                      16,785
                                                                      ------
Diversified Natural Resources, Metals and Minerals -- .77%
 3,000      P&L Coal Holdings Corporation,
              Senior Notes, 8.875%,
              05/15/08 (i) ......................      Ba3             3,086
 1,000      P&L Coal Holdings Corporation,
              Senior Subordinated Notes,
              9.625%, 05/15/08 (i) ..............      B2              1,029
                                                                      ------
                                                                       4,115
                                                                      ------
Electronics -- 2.06%
 5,000      Advanced Micro Devices, Inc.
              Senior Secured Notes, 11%,
              08/01/03 ..........................      Ba3             5,300
 2,000      Fairchild Semiconductor
              Corporation, Senior
              Subordinated Notes, 10.125%,
              03/15/07 ..........................      B2              2,040
 4,000      Samsung Electronics America,
              Inc., Guaranteed Notes, 9.75%,
              05/01/03 (i) ......................      Ba1             3,680
                                                                      ------
                                                                      11,020
                                                                      ------
Farming and Agriculture -- .47%
 2,580      Aracruz Celulose S.A., Notes,
              10.375%, 01/31/02 (i) .............      B1              2,503
                                                                      ------
Finance -- 3.64%
 2,000      Arcadia Financial Ltd., Senior
              Notes, 11.50%, 03/15/07 ...........      B2              2,000
 4,000      Emergent Group, Inc., Senior
              Notes, Series B, 10.75%,
              09/15/04 ..........................      B3              2,960


                    Principal                          Moody's        Value
                  Amount/Units                         Rating      (Note 1(a))
--------------------------------------------------------------------------------
$5,000      Olympic Financial Ltd., Units,
              Senior Notes, 11.50%, 03/15/07,
              Warrants, exp. 03/15/07 ...........      B2            $ 5,000
 3,750      Resource America, Inc., Senior
              Notes, 12%, 08/01/04 ..............      Caa1            4,003
 2,500      Southern Pacific Funding
              Corporation, Senior Notes,
              11.50%, 11/01/04 ..................      B3              2,475
 3,000      United Companies Financial
              Corporation, Subordinated,
              Notes, 8.375%, 07/01/05 ...........      Ba3             2,978
                                                                      ------
                                                                      19,416
                                                                      ------
Grocery -- .82%
 2,000      Homeland Stores, Inc., Senior
              Subordinated Notes, 10%,
              08/01/03 ..........................      (f)             1,860
 2,500      Pathmark Stores, Inc.,
              Subordinated Notes, 11.625%,
              06/15/02 ..........................      Caa2            2,528
                                                                      ------
                                                                       4,388
                                                                      ------
Healthcare, Education and Childcare -- 5.59%
 2,200      Beverly Enterprises, Inc., Senior
              Notes, 9%, 02/15/06 ...............      B1              2,283
 3,500      Columbia/HCA Healthcare
              Corporation, Notes, 7.25%,
              05/20/08 ..........................      Ba2             3,391
 6,000      Fisher Scientific International Inc.,
              Senior Subordinated Notes, 9%,
              02/01/08 ..........................      B3              5,970
 2,000      Kinetic Concepts, Inc., Senior
              Subordinated Notes, 9.625%,
              11/01/07 ..........................      B3              2,015
 2,595      Mediq/PRN Life Support Services,
              Inc., Senior Subordinated Notes,
              11%, 06/01/08 (i) .................      B3              2,673
 3,000      PharMerica, Inc., Senior
              Subordinated Notes, 8.375%,
              04/01/08 (i) ......................      B2              3,022
 2,500      Tenet Healthcare Corporation,
              Senior Subordinated Notes,
              8.125%, 12/01/08 (i) ..............      Ba3             2,513
 8,000      Universal Hospital Services, Inc.,
              Senior Notes, 10.25%, 03/01/08 (i).       B3              8,000
                                                                      ------
                                                                      29,867
                                                                      ------


                     The accompanying notes are an integral
                       part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments -- June 30, 1998 (Unaudited) -- Continued (Dollar Amounts in Thousands)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                    Principal                         Moody's       Value
                   Amount/Units                       Rating     (Note 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- continued
--------------------------------------------------------------------------------
Hotels, Motels, Inns and Gaming -- 3.42%
$5,000      Fitzgeralds Gaming Corporation,
              Senior Secured Notes, 12.25%,
              12/15/04 (i) .......................    B3         $ 4,925
 6,420      John Q. Hammons Hotels, L.P.,
              First Mortgage Notes, 8.875%,
              02/15/04 ...........................    B1           6,460
 3,000      Hollywood Casino Corporation,
              Senior Secured Notes, 12.75%,
              11/01/03 ...........................    B2           3,322
 3,500      Lady Luck Gaming Corporation,
              First Mortgage Notes, 11.875%,
              03/01/01 ...........................    B2           3,570
                                                                  ------
                                                                  18,277
                                                                  ------
Leisure, Amusement, Motion Pictures and
Entertainment -- 1.48%
 2,000      EchoStar DBS Corporation, Senior
              Secured Notes, 12.50%,
              07/01/02 ...........................    Caa1         2,245
 3,000      Innova S. de R. L., Senior
              Exchange Notes, 12.875%,
              04/01/07 ...........................    B2           3,067
 2,500      Muzak Limited Partnership, Senior
              Notes, 10%, 10/01/03 ...............    Ba3          2,588
                                                                  ------
                                                                   7,900
                                                                  ------
Mining, Steel, Iron and Non-Precious Metals -- 4.99%
 3,500      ACINDAR Industria Argentina de
              Aceros S.A., Notes, 11.25%,
              02/15/04 ...........................    B2           3,500
 2,000      AK Steel Corporation, Senior
              Notes, 9.125%, 12/15/06 ............    Ba2          2,095
 3,500      Armco Inc., Senior Notes, 9%,
              09/15/07 ...........................    B2           3,474
 4,000      Bayou Steel Corporation, First
              Mortgage Notes, 9.50%,
              05/15/08 (i) .......................    B1           3,965
 4,000      CSN Iron, S.A., Guaranteed
              Notes, 9.125%, 06/01/07 (i) ........    B1           3,180
 1,500      GS Technologies Operating Co.,
              Inc., Senior Notes, 12.25%,
              10/01/05 ...........................    B2           1,658


                    Principal                         Moody's         Value
                   Amount/Units                       Rating       (Note 1(a))
--------------------------------------------------------------------------------
$3,500      Neenah Corporation, Senior
              Subordinated Notes, 11.125%,
              05/01/07 ...........................     B3           $ 3,815
   500      Pohang Iron & Steel Co., Ltd.,
              Notes, 7.375%, 05/15/05 ............     Ba1              403
 1,000      Pohang Iron & Steel Co., Ltd.,
              Notes, 7.125%, 07/15/04 ............     Ba1              810
 3,500      Weirton Steel Corporation, Senior
              Notes, 11.375%, 07/01/04 ...........     B2             3,749
                                                                     ------
                                                                     26,649
                                                                     ------
Oil and Gas -- 9.56%
 5,000      Abraxas Petroleum Corporation,
              Senior Notes, 11.50%, 11/01/04 .....     B2             5,150
 2,500      Clark Refining & Marketing, Inc.,
              Senior Notes, 8.375%, 11/15/07 .....     Ba3            2,513
 7,000      Costilla Energy, Inc., Senior Notes,
              10.25%, 10/01/06 ...................     B2             7,105
 7,000      Cross Timbers Oil Company,
              Senior Subordinated Notes,
              9.25%, 04/01/07 ....................     B2             7,210
 4,000      Dailey International Inc., Senior
              Notes, 9.50%, 02/15/08 .............     B2             3,920
 4,000      Kelley Oil & Gas Corporation,
              Senior Subordinated Notes,
              10.375%, 10/15/06 ..................     B3             4,040
 2,500      Petroleos Mexicanos, Global
              Guaranteed Notes, 8.85%,
              09/15/07............................     Ba2            2,387
 5,000      Plains Resources Inc., Senior
              Subordinated Notes, 10.25%,
              03/15/06 ...........................     B2             5,212
 5,000      RAM Energy, Inc., Senior Notes,
              11.50%, 02/15/08 ...................     B3             4,950
 3,500      Tuboscope Inc., Senior Notes,
              7.50%, 02/15/08 ....................     Ba2            3,507
 5,000      Wainco Oil Corporation, Senior
              Notes, 9.125%, 02/15/06 ............     B1             5,037
                                                                     ------
                                                                     51,031
                                                                     ------
Personal and Non-Durable Consumer Products -- 1.67%
 4,000      Chattem, Inc., Senior
              Subordinated Notes, 8.875%,
              04/01/08 (i) .......................     B2             3,950

                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments -- June 30, 1998 (Unaudited) -- Continued (Dollar Amounts in Thousands)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




                   Principal                          Moody's          Value
                  Amount/Units                        Rating        (Note 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- continued
--------------------------------------------------------------------------------
$3,000      The Fonda Group, Inc., Senior
              Subordinated Notes, 9.50%,
              03/01/07 .........................       B3             $2,895
 2,085      WestPoint Stevens Inc., Senior
              Notes, 7.875%, 06/15/08 (i) ......       Ba3             2,085
                                                                      ------
                                                                       8,930
                                                                      ------
Personal Transportation -- 0.63%
 5,000      Braniff, Inc., Senior Reset Notes,
              15%, 04/01/99 (a)(b)(c)(d) .......       (f)                 0
 3,500      Valujet, Inc., Senior Notes,
              10.25%, 04/15/01 .................       B3              3,386
                                                                      ------
                                                                       3,386
                                                                      ------
Printing, Publishing and Broadcasting -- 8.39%
 3,500      Allbritton Communications
              Company, Senior Subordinated
              Notes, 8.875%, 02/01/08 ..........       B3              3,780
 6,460      American Pad & Paper Company
              of Delware, Inc., Senior
              Subordinated Notes, 13%,
              11/15/05 .........................       B3              6,525
 3,000      Chancellor Media Corporation,
              Senior Subordinated Notes,
              9.375%, 10/01/04 .................       B2              3,150
 2,250      CSC Holdings Inc., Senior
              Debentures, Series B, 8.125%,
              08/15/09 .........................       Ba2             2,396
 1,500      Falcon Holdings Group, L.P.,
              Senior Debentures, 8.375%,
              04/15/10 (i) .....................       B2              1,492
 4,500      Fox/Liberty Networks, LLC, Senior
              Notes, 8.875%, 08/15/07 ..........       B1              4,579
 3,500      Globo Comunicacoes e
              Participacoes S.A., Notes,
              10.625%, 12/05/08 (i) ............       B1              3,115
 1,735      Jacor Communications Company,
              Senior Subordinated Notes,
              9.75%, 12/15/06 ..................       B2              1,880
 1,000      Jacor Communications Company,
              Senior Subordinated Notes,
              8.75%, 06/15/07 ..................       B2              1,036
 2,895      Lin Television Corporation, Senior
              Subordinated Notes, 8.375%,
              03/01/08 (i) .....................       B2              2,953


                   Principal                          Moody's          Value
                  Amount/Units                        Rating        (Note 1(a))
--------------------------------------------------------------------------------
$  940      Net Sat Services Ltd., Senior
              Secured Notes, 12.75%, 08/05/04 ..       B2             $  912
 3,500      Pindo Deli Finance Mauritius
              Limited, Guaranteed Senior
              Notes, 10.75%, 10/01/07 ..........       Caa1            2,450
 4,250      Rifkin Acquisition Partners,
              L.L.L.P., Senior Subordinated
              Notes, 11.125%, 01/15/06 .........       B3              4,675
 2,500      Sullivan Graphics, Inc., Senior
              Subordinated Exchange Notes,
              12.75%, 08/01/05 .................       Caa1            2,625
 3,500      Tevecap S.A., Senior Notes,
              12.625%, 11/26/04 ................       B2              3,238
                                                                      ------
                                                                      44,806
                                                                      ------
Telecommunications -- 10.23%
 2,500      Adelphia Communications
              Corporation, Senior Notes,
              9.875%, 03/01/07 .................       B2              2,706
 1,500      Adelphia Communications
              Corporation, Senior Notes,
              8.375%, 02/01/08 .................       B2              1,500
   765      Advanced Radio Telecom Corp.,
              Senior Notes, 14%, 02/15/07 ......      Caa2               815
   555      American Mobile Satellite
              Corporation, Units, Senior
              Notes, 12.25%, 04/01/08,
              Warrants, exp. 04/01/08 (i) ......       (f)               522
 7,000      BTI Telecom Corp., Senior Notes,
              10.50%, 09/15/07 .................       B3              6,860
 2,000      GST Network Funding Inc., Senior
              Secured Equipment Funding
              Discount Notes, 10.50%,
              05/01/08 (g)(i) ..................       (f)             1,210
 1,965      Hyperion Telecommunications,
              Inc., Senior Secured Notes,
              12.25%, 09/01/04 .................       B3              2,117
 2,000      Intermedia Communications Inc.,
              Senior Notes, 8.875%, 11/01/07 ...       B2              2,045
 3,500      Intermedia Communications Inc.,
              Senior Notes, 8.50%, 01/15/08 ....       B2              3,509
 4,000      Iridium LLC, Senior Notes, Series
              C, 11.25%, 07/15/05 ..............       B3              4,010
 2,000      Iridium Operating LLC,
              Guaranteed Senior Notes,
              Series D, 10.875%, 07/15/05 ......       B3              1,985


                     The accompanying notes are an integral
                      part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments -- June 30, 1998 (Unaudited) -- Continued (Dollar Amounts in Thousands)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   Principal                         Moody's         Value
                  Amount/Units                       Rating        (Note 1(a))
--------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- continued
--------------------------------------------------------------------------------
$1,000      ITC DeltaCom, Inc., Senior Notes,
              8.875%, 03/01/08 .................      B2           $  1,025
 5,000      IXC Communications, Inc., Senior
              Subordinated Notes, 9%,
              04/15/08 (i) .....................      B3              5,012
 2,500      Korea Telecom, Notes, 7.625%,
              04/15/07 .........................      Ba1             1,943
 5,000      McLeodUSA, Incorporated, Senior
              Notes, 9.25%, 07/15/07 ...........      B2              5,187
 2,250      MobileMedia Communications,
              Inc., Senior Subordinated Notes,
              9.375%, 11/01/07 (a)(c) ..........      C                 653
 2,000      Philippine Long Distance
              Telephone Company, Medium
              Term Notes, 7.85%, 03/06/07 ......      Ba2             1,760
 3,500      PSINet Inc., Senior Notes, 10%,
              02/15/05 .........................      B3              3,570
 2,000      Rogers Cantel Inc., Senior
              Secured Debentures, 9.75%,
              06/01/16 .........................      Ba3             2,090
 1,000      Rogers Cantel Inc., Senior
              Secured Notes, 8.30%, 10/01/07 ...      Ba3               981
 3,985      Telecommunications Techniques
              Co., LLC, Senior Subordinated
              Notes, 9.75%, 05/15/08 (i) .......      B3              4,075
 1,000      Viatel, Inc., Units, Senior Notes,
              11.25%, 04/15/08, Series A
              Preferred Stock (i) ..............      Caa1            1,050
                                                                    -------
                                                                     54,625
                                                                    -------
Textiles and Leather -- .78%
 2,750      Clark-Schwebel, Inc., Senior
              Notes, 10.50%, 04/15/06 ..........      B2              3,039
 1,165      Galey & Lord, Inc., Senior
              Subordinated Notes, 9.125%,
              03/01/08 .........................      B3              1,124
                                                                    -------
                                                                      4,163
                                                                    -------
Utilities -- .40%
 2,000      Texas-New Mexico Power
              Company, Secured Debentures,
              10.75%, 09/15/03 .................      Ba3             2,162
                                                                    -------
            Total Corporate Debt Securities
              (Total cost of $470,860)..........                    465,820
                                                                    -------


                   Principal                         Moody's         Value
                  Amount/Units                       Rating       (Note 1(a))
--------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS (FOREIGN) -- 2.34%
--------------------------------------------------------------------------------
Sovereigns -- 2.34%
$2,901      Federal Republic of Brazil,
              Capitalization Bonds, 8%,
              04/15/14 .........................      B1           $ 2,136
 1,500      Republic of Argentina, Bonds,
              11.375%, 01/30/17 ................      Ba3            1,584
 2,500      Republic of Argentina, Global
              Bonds, 11%, 10/09/06 .............      Ba3            2,641
 2,500      Republic of Korea, Global Bonds,
              8.875%, 04/15/08 .................      Ba1            2,250
 2,500      Republic of Venezuela, Convertible
              Bonds, 9.25%, 09/15/27 ...........      Ba2            1,950
 2,500      Republic of Venezuela, Unsecured
              Global Bonds, 9.25%, 09/15/27 ....      Ba2            1,950
                                                                   -------
            Total Government Obligations
              (Foreign)
              (Total cost of $13,496) ..........                    12,511
                                                                   -------

                                                      Moody's       Value
Shares                                                Rating      (Note 1(a))
--------------------------------------------------------------------------------
PREFERRED STOCK--1.49% (e)
--------------------------------------------------------------------------------
Banking -- 0.00%
62,935 WestFed Holdings, Inc., Cumulative,
        Series A, 15.50% (a)(d)(h) ............      (f)               0

Containers, Packaging and Glass -- .45%
   275 SF Holdings Group, Inc., Units,
           Exchangeable Preferred Stock,
           13.75%, Class C Common Stock (i) ...      (f)           2,413

Hotels, Motels, Inns and Gaming -- .19%
30,000 Fitzgeralds Gaming Corporation,
        Units, Cumulative Preferred Stock,
        15%, Warrants, exp. 12/19/98 ..........      ca            1,005

Insurance -- .58%
 2,850 Superior National Capital Trust I,
        Trust Preferred Securities, 10.75% ....      b1            3,072

Machinery -- .27%
 1,350 Fairfield Manufacturing Company,
        Inc., Cumulative Exchangeable,
        11.25% ................................      (f)           1,458
                                                                   -----
      Total Preferred Stock
       (Total cost of $12,707) ................                    7,948
                                                                   -----


                     The accompanying notes are an integral
                       part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments -- June 30, 1998 (Unaudited) -- Continued (Dollar Amounts in Thousands)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           Value
Shares                                                  (Note 1(a))
----------------------------------------------------------------------
COMMON STOCK and WARRANTS -- .04% (e)
----------------------------------------------------------------------
12,500     Benedek Communications
             Corporation, Warrants, exp.
             07/01/07 (b)(h) .......................       $ 38
   515     Concentric Network Corporation,
             Warrants, exp. 12/15/07 (h)(i) ........         67
 1,500     MGC Communications, Inc.,
             Warrants, exp. 10/01/04 (h)(i) ........         90
27,474     WestFed Holdings, Inc., Series B
             (a)(d)(h) .............................          0
                                                           ----
           Total Common Stock and
             Warrants
             (Total cost of $283) ..................        195
                                                           ----


Principal                                                  Value
 Amount                                                 (Note 1(a))
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.30% (e)
--------------------------------------------------------------------------------
$  33,630  Lehman Brothers Repurchase
             Agreement, 5.75%, 07/01/98,
             (Collateral: U.S. Treasury bond
             stripped principal, 11/15/15,
             $93,055 principal, $34,808
             current value) ........................     33,630
                                                         ------
           Total Short-Term Investments
             (Total cost of $33,630) ...............     33,630
                                                         ------
TOTAL INVESTMENTS (Total cost of $530,976)             $520,104
                                                       ========


(a) Denotes issuer is in bankruptcy proceedings.

(b) Restricted as to public resale. At the date of acquisition, these securities were valued at cost. The total value of restricted securities owned at June 30, 1998 was $38 or 0.01% of total assets.

(c) Nonincome producing security which is on nonaccrual and which has defaulted on interest payments.

(d) Security is valued at fair value using methods determined by the Board of Directors. The total value of these securities at June 30, 1998 was $0.
(e) Percentages indicated are based on total assets of $533,956.

(f) Not rated.

(g) Security is a step interest or accrual bond. Interest on these bonds accrue based upon the effective interest rate.

(h) Nonincome producing.

(i) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. See Note 1(a) of the Notes to Financial Statements for valuation policy. Total market value of Rule 144A securities amounted to $89,911 as of June 30, 1998.

                     The accompanying notes are an integral
                       part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------
Balance Sheet
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Assets: (Dollars in thousands, except per share amounts)
INVESTMENTS IN SECURITIES, at value (Identified
  cost of $530,976, see Schedule of Investments
  and Notes 1 and 2) ............................      $520,104
RECEIVABLES:
 Investment securities sold .....................         1,547
 Interest and dividends .........................        12,238
PREPAID EXPENSES ................................            67
                                                       ---------
  Total assets ..................................      $533,956
                                                       ---------
Liabilities:
PAYABLES:
 Investment securities purchased ................      $    410
 Dividend payable on common stock ...............           420
 Dividend payable on preferred stock ............           395
ACCRUED EXPENSES (Note 3) .......................           260
ACCRUED OFFERING EXPENSES (Note 11) .............            99
ACCRUED FINANCING EXPENSES (Note 5) .............            64
                                                       ---------
  Total liabilities .............................      $  1,648
                                                       ---------
Net Assets:
AUCTION TERM PREFERRED STOCK:
 $1.00 par value, 1,000,000 shares authorized,
   8,400 shares issued and outstanding,
   liquidation preference of $25,000 per share
   (Notes 5 and 6) ..............................      $210,000
                                                       ---------
COMMON STOCK:
 $0.01 par value, 200,000,000 shares authorized,
   65,201,393 shares issued and outstanding .....      $    652
CAPITAL IN EXCESS OF PAR VALUE ..................       404,981
UNDISTRIBUTED NET INVESTMENT INCOME
  (Note 2) ......................................         3,840
ACCUMULATED NET REALIZED LOSS FROM
  SECURITIES TRANSACTIONS (Note 2) ..............       (76,293)
NET UNREALIZED DEPRECIATION ON
  INVESTMENTS ...................................       (10,872)
                                                       ---------
 Net assets applicable to common stock
   (Equivalent to $4.94 per share, based on
   65,201,393 shares outstanding) ...............      $322,308
                                                       ---------
Total Net Assets ................................      $532,308
                                                       =========

--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income: (Note 1) (Dollars in thousands, except per share amounts)
 Interest income ................................      $21,153
 Dividend income ................................          449
 Other Income ...................................          274
                                                       -------
  Total investment income .......................      $21,876
                                                       -------
Expenses:
Cost of Leverage:
 Preferred and auction fees .....................      $   166
                                                       -------
  Total cost of leverage ........................      $   166
                                                       -------
Professional services expenses:
 Management fees (Note 3) .......................      $   656
 Custodian and transfer agent fees ..............          132
 Legal fees .....................................           60
 Audit fees .....................................           33
                                                       -------
  Total professional services expenses ..........      $   881
                                                       -------
Administrative expenses:
 General administrative fees ....................      $   129
 Directors' fees ................................           97
 NYSE fees ......................................           25
 Shareholder meeting expenses ...................           15
 Miscellaneous expenses .........................           14
                                                       -------
  Total administrative expenses .................      $   280
                                                       -------
  Total expenses ................................      $ 1,327
                                                       -------
  Net investment income .........................      $20,549
                                                       -------
Realized and Unrealized Gain on Investments:
 Realized gain on investments, net ..............      $10,026
 Change in net unrealized depreciation on
    investments and forward foreign currency
    contracts ...................................      (13,053)
                                                       -------
  Net loss on investments .......................       (3,027)
                                                       -------
  Net increase in net assets resulting from operations $17,522
                                                       -------
Cost of Preferred Leverage:
 Distributions to preferred stockholders ........      $(4,654)
 Net swap settlement receipts (Note 7) ..........           16
                                                       -------
  Total cost of preferred leverage ..............      $(4,638)
                                                       -------
 Net increase in net assets resulting from operations
    less cost of preferred leverage .............      $12,884
                                                       =======

--------------------------------------------------------------
Amount Available for Distribution to Common Stockholders
 Net investment income ..........................      $20,549
  Total cost of preferred leverage ..............       (4,638)
                                                       -------
  Net amount available for distribution to common
     stockholders ...............................      $15,911
                                                       =======

                     The accompanying notes are an integral
                       part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                       Six Months Ended     For the Year Ended
                                                                                         June 30, 1998         December 31,
                                                                                          (Unaudited)              1997
                                                                                      ------------------   -------------------
From Operations: (Dollars in thousands, except per share amounts)
 Net investment income ..........................................................         $  20,549             $  31,539
 Realized gain on investments, net ..............................................            10,026                11,676
 Change in net unrealized appreciation on investments and forward foreign
  currency contracts ............................................................           (13,053)                 (331)
                                                                                          ---------             ---------
  Net increase in net assets resulting from operations ..........................         $  17,522             $  42,884
                                                                                          ---------             ---------
From Fund Share Transactions:
 Proceeds from sale of Auction Term Preferred Stock (2,000 shares), net of $734
  of offering costs and sales load (Note 5) .....................................        $       --             $  49,266
 Proceeds from sale of Auction Term Preferred Stock (2,400 shares), net of $720..
  of offering costs and sales load (Note 5) .....................................            59,280                    --
 Proceeds from rights offering (11,982,048 shares), net of $400 of offering
  costs (Note 11) ...............................................................                --                53,639
 Proceeds from rights offering (16,241,851 shares), net of $310 of offering
  costs (Note 11) ...............................................................            76,352                    --
 Net asset value of 506,226 shares and 754,386 shares issued to common
  stockholders for reinvestment of dividends in 1998 and 1997, respectively .....             2,608                 3,786
                                                                                          ---------             ---------
  Increase in net assets resulting from fund share transactions .................         $ 138,240             $ 106,691
                                                                                          ---------             ---------
Distributions to Stockholders:
 Preferred dividends ($554 and $1,265 per share, respectively) ..................         $  (4,654)            $  (7,588)
 Net swap settlement receipts ...................................................                16                   174
 Common Dividends:
  From net investment income ($.21 and $.53 per share, respectively) ............           (12,441)              (24,496)
  In excess of net investment income ($.01 per share in 1997) ...................                --                  (448)
                                                                                          ---------             ---------
  Decrease in net assets resulting from distributions to stockholders ...........         $ (17,079)            $ (32,358)
                                                                                          ---------             ---------
Total net increase in net assets ................................................         $ 138,683             $ 117,217
                                                                                          ---------             ---------
Net Assets Applicable to Common and Preferred Stock:
 Beginning of period ............................................................         $ 393,625             $ 276,408
                                                                                          ---------             ---------
 End of period (Including $3,840 and $370 of undistributed net investment
  income at June 30, 1998 and December 31, 1997, respectively) ..................         $ 532,308             $ 393,625
                                                                                          =========             =========

                     The accompanying notes are an integral
                       part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------
Financial Highlights
Selected Per Share Data and Ratios
For Each Share of Common Stock Outstanding Throughout the Period
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       For the
                                      Six Months
                                        Ended
                                    June 30, 1998
                                   (Unaudited) (d)
                                  -----------------
NET ASSET VALUE:
 Beginning of period ............     $ 5.03
                                      ------
NET INVESTMENT INCOME                    .36#
NET REALIZED AND
 UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS AND
 FORWARD FOREIGN
 CURRENCY CONTRACTS .............       (.05)#
                                       -----
  TOTAL FROM
   INVESTMENT
   OPERATIONS ...................        .31
                                       -----
DISTRIBUTIONS:
 Dividends from net
  investment income:
  To preferred
   stockholders
   (including
   net swap settlement
   receipts/payments) ...........      (.08)
  To common
   stockholders .................      (.21)
 Dividends in excess of
  net investment income:
  To common
  stockholders ..................        --
 Returns of capital:
  To common
  stockholders ..................        --
                                      -----
  TOTAL
   DISTRIBUTIONS ................      (.29)
                                      -----
Effect of rights offering and
 related expenses; and
 Auction Term Preferred
 Stock offering costs and
 sales load .....................      (.11)
                                      -----
NET ASSET VALUE:
 End of period ..................    $ 4.94
                                     ======
PER SHARE MARKET VALUE:
 End of period ..................    $ 5.13
                                     ======
TOTAL INVESTMENT RETURN+              (5.00)%
                                     ======



                                                                For the Years Ended December 31,
                                   1997 (d)     1996       1995       1994 (c)      1993     1992 (a)     1991         1990
                                  ---------- ---------- ---------- ------------- ---------- ---------- ---------- -------------
NET ASSET VALUE:
 Beginning of period ............  $  4.94    $  4.71    $  4.13      $   5.15    $  4.32    $  3.79    $  3.42     $    6.23
                                   -------    -------    -------      --------    -------    -------    -------     ---------
NET INVESTMENT INCOME                  .70#       .69        .67           .72#       .59        .57        .65           .92
NET REALIZED AND
 UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS AND
 FORWARD FOREIGN
 CURRENCY CONTRACTS .............      .25#       .22        .62           (.82)#     .89        .57        .38          (2.82)
                                   -------    -------    -------      --------    -------    -------    -------     ---------
  TOTAL FROM
   INVESTMENT
   OPERATIONS ...................      .95        .91       1.29          (.10)      1.48       1.14       1.03         (1.90)
                                   -------    -------    -------      --------    -------    -------    -------     ---------
DISTRIBUTIONS:
 Dividends from net
  investment income:
  To preferred
   stockholders
   (including
   net swap settlement
   receipts/payments) ...........      (.16)      (.16)      (.17)        (.17)       (.05)      (.06)      (.10)        (.16)
  To common
   stockholders .................      (.53)      (.52)      (.50)        (.53)       (.53)      (.55)      (.56)        (.75)
 Dividends in excess of
  net investment income:
  To common
  stockholders ..................      (.01)        --       (.04)          --        (.07)        --         --           --
 Returns of capital:
  To common
  stockholders ..................        --         --         --           --          --         --         --           --
                                   --------   --------   --------     --------    --------   --------   --------    ---------
  TOTAL
   DISTRIBUTIONS ................      (.70)      (.68)      (.71)        (.70)       (.65)      (.61)      (.66)        (.91)
                                   --------   --------   --------     --------    --------   --------   --------    ---------
Effect of rights offering and
 related expenses; and
 Auction Term Preferred
 Stock offering costs and
 sales load .....................      (.16)        --         --         (.22)         --         --         --           --
                                   --------   --------   --------     --------    --------   --------   --------    ---------
NET ASSET VALUE:
 End of period ..................  $   5.03   $   4.94   $   4.71     $   4.13    $   5.15   $   4.32   $   3.79    $     3.42
                                   ========   ========   ========     ========    ========   ========   ========    =========
PER SHARE MARKET VALUE:
 End of period ..................  $   5.63   $   5.13   $   4.75     $   4.00    $   5.13   $   4.13   $   3.63    $     2.50
                                   ========   ========   ========     ========    ========   ========   ========    =========
TOTAL INVESTMENT RETURN+              21.97%     19.89%     33.50%      (11.88)%     40.08%     29.70%     70.77%      (47.94)%
                                   ========   ========   ========     ========    ========   ========   ========    =========


                                                      For the Period From
                                  For the Years        February 26, 1988
                                      Ended             (Commencement
                                  December 31,         of Operations) to
                                       1989            December 31, 1988
                                  -------------      --------------------
NET ASSET VALUE:
 Beginning of period ............   $    8.60             $  9.25
                                    ---------             -------
NET INVESTMENT INCOME                    1.54                1.42
NET REALIZED AND
 UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS AND
 FORWARD FOREIGN
 CURRENCY CONTRACTS .............       (2.26)               (.66)
                                    ---------             -------
  TOTAL FROM
   INVESTMENT
   OPERATIONS ...................        (.72)                .76
                                    ---------             -------
DISTRIBUTIONS:
 Dividends from net
  investment income:
  To preferred
   stockholders
   (including
   net swap settlement
   receipts/payments) ...........        (.30)               (.23)
  To common
   stockholders .................       (1.25)              (1.18)
 Dividends in excess of
  net investment income:
  To common
  stockholders ..................          --                  --
 Returns of capital:
  To common
  stockholders ..................        (.10)                 --
                                    ---------             -------
  TOTAL
   DISTRIBUTIONS ................       (1.65)              (1.41)
                                    ---------             -------
Effect of rights offering and
 related expenses; and
 Auction Term Preferred
 Stock offering costs and
 sales load .....................          --                  --
                                    ---------             -------
NET ASSET VALUE:
 End of period ..................   $    6.23             $  8.60
                                    =========             =======
PER SHARE MARKET VALUE:
 End of period ..................   $    5.88             $ 10.00
                                    =========             =======
TOTAL INVESTMENT RETURN+               (30.04)%             13.28%
                                    =========             =======

                     The accompanying notes are an integral
                       part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------

Financial Highlights
Selected Per Share Data and Ratios
For Each Share of Common Stock Outstanding Throughout the Period -- Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                        For the
                                       Six Months
                                         Ended
                                     June 30, 1998
                                    (Unaudited) (d)
                                   -----------------
NET ASSETS, END OF
 PERIOD, APPLICABLE
 TO COMMON STOCK (b) .............     $ 322,308
                                       =========
NET ASSETS, END OF
 PERIOD, APPLICABLE
 TO PREFERRED
 STOCK (b) .......................     $ 210,000
                                       =========
TOTAL NET ASSETS, END
 OF PERIOD (b) ...................     $ 532,308
                                       =========
EXPENSE RATIOS:
 Ratio of interest expense
  to average net assets**                     --
 Ratio of preferred and
  other debt expenses to
  average net assets** ...........           .11%*
 Ratio of operating
  expenses to average
  net assets** ...................           .80%*
 Ratio of litigation settlement
  expense to average net
  assets** .......................            --
                                       ---------
RATIO OF TOTAL EXPENSES
 TO AVERAGE NET ASSETS** .........           .91%*
                                       =========
RATIO OF NET INVESTMENT
 INCOME TO AVERAGE
 NET ASSETS** ....................         14.13%*
RATIO OF TOTAL EXPENSES
 TO AVERAGE NET
 ASSETS APPLICABLE
 TO COMMON AND
 PREFERRED STOCK .................           .58%*
PORTFOLIO TURNOVER
 RATE ............................        157.16%*


                                                            For the Years Ended December 31,
                                      1997 (d)        1996          1995        1994 (c)        1993        1992 (a)
                                   ------------- ------------- ------------- ------------- ------------- -------------
NET ASSETS, END OF
 PERIOD, APPLICABLE
 TO COMMON STOCK (b) .............   $ 243,625     $ 176,408     $ 164,823     $ 141,590     $ 130,673     $ 107,897
                                     =========     =========     =========     =========     =========     =========
NET ASSETS, END OF
 PERIOD, APPLICABLE
 TO PREFERRED
 STOCK (b) .......................   $ 150,000     $ 100,000     $ 100,000     $ 100,000     $  35,000     $  35,000
                                     =========     =========     =========     =========     =========     =========
TOTAL NET ASSETS, END
 OF PERIOD (b) ...................   $ 393,625     $ 276,408     $ 264,823     $ 241,590     $ 165,673     $ 142,897
                                     =========     =========     =========     =========     =========     =========
EXPENSE RATIOS:
 Ratio of interest expense
  to average net assets**                   --            --            --           .01%         1.83%         3.95%
 Ratio of preferred and
  other debt expenses to
  average net assets** ...........         .13%          .16%          .18%          .22%          .51%          .87%
 Ratio of operating
  expenses to average
  net assets** ...................         .92%         1.16%         1.39%         1.31%         2.01%         1.63%
 Ratio of litigation settlement
  expense to average net
  assets** .......................          --            --           .80%           --            --            --
                                     ---------     ---------     ---------     ---------     ---------     ---------
RATIO OF TOTAL EXPENSES
 TO AVERAGE NET ASSETS** .........        1.05%         1.32%         2.37%         1.54%         4.35%         6.45%
                                     =========     =========     =========     =========     =========     =========
RATIO OF NET INVESTMENT
 INCOME TO AVERAGE
 NET ASSETS** ....................       13.86%        14.36%        14.61%        15.89%        11.86%        13.49%
RATIO OF TOTAL EXPENSES
 TO AVERAGE NET
 ASSETS APPLICABLE
 TO COMMON AND
 PREFERRED STOCK .................         .66%          .83%         1.44%          .89%         3.38%         4.82%
PORTFOLIO TURNOVER
 RATE ............................      108.84%        53.45%        62.66%        58.56%        85.76%       129.86%



                                                                              For the Period From
                                                                               February 26, 1988
                                                                                 (Commencement
                                       For the Years Ended December 31,        of Operations) to
                                        1991          1990          1989       December 31, 1988
                                   ------------- ------------- ------------- --------------------
NET ASSETS, END OF
 PERIOD, APPLICABLE
 TO COMMON STOCK (b) .............   $  93,227     $  83,813     $ 152,156        $ 202,363
                                     =========     =========     =========        =========
NET ASSETS, END OF
 PERIOD, APPLICABLE
 TO PREFERRED
 STOCK (b) .......................   $  35,000     $  35,000     $  58,500        $  79,000
                                     =========     =========     =========        =========
TOTAL NET ASSETS, END
 OF PERIOD (b) ...................   $ 128,227     $ 118,813     $ 210,656        $ 281,363
                                     =========     =========     =========        =========
EXPENSE RATIOS:
 Ratio of interest expense
  to average net assets**                 4.51%         5.63%         4.98%            4.58%*
 Ratio of preferred and
  other debt expenses to
  average net assets** ...........        1.08%          .84%          .34%             .32%*
 Ratio of operating
  expenses to average
  net assets** ...................        1.64%         1.49%          .97%             .97%*
 Ratio of litigation settlement
  expense to average net
  assets** .......................          --            --            --               --
                                     ---------     ---------     ---------        ---------
RATIO OF TOTAL EXPENSES
 TO AVERAGE NET ASSETS** .........        7.23%         7.96%         6.29%            5.87%*
                                     =========     =========     =========        =========
RATIO OF NET INVESTMENT
 INCOME TO AVERAGE
 NET ASSETS** ....................       17.47%        19.60%        20.28%           18.83%*
RATIO OF TOTAL EXPENSES
 TO AVERAGE NET
 ASSETS APPLICABLE
 TO COMMON AND
 PREFERRED STOCK .................        5.22%         5.89%         4.49%            4.22%*
PORTFOLIO TURNOVER
 RATE ............................      121.15%        49.98%        65.39%          149.00%*

(a) Prior to the appointment on February 19, 1992 of Wellington Management Company, LLP, the Fund was advised by Ostrander Capital Management, L.P.

(b)  Dollars in thousands.

(c) The Fund entered into a refinancing transaction on January 4, 1994, and the per share data and ratios for the year ended December 31, 1994 reflect this transaction.

(d) As discussed in Note 5, the Fund issued Series C ATP on May 6, 1997 and Series D ATP on May 20, 1998. The per share data and ratios for the year ended December 31, 1997 and the six months ended June 30, 1998 reflect these transactions.

  *  Annualized.

 ** Ratios calculated on the basis of expenses and net investment income applicable to the common shares relative to the average net assets of the common stockholders only. The expense ratio and net investment income ratio do not reflect the effect of dividend payments (including net swap settlement receipts/payments) to preferred stockholders.

  # Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund's June 1994, March 1997 and March 1998 rights offerings.

  + Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each year reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions.

                     The accompanying notes are an integral
                       part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------

Information Regarding
Senior Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              June 30, 1998   As of December 31,
                                               (Unaudited)         1997
                                             ---------------  ------------------
TOTAL AMOUNT OUTSTANDING:
 Notes .....................................  $          --     $          --
 Preferred Stock ...........................    210,000,000       150,000,000
 Short-term Loan ...........................             --                --
ASSET COVERAGE:
 Per Note (1) ..............................  $          --     $          --
 Per Preferred Stock Share (2) .............         63,370            65,604
 Per $1,000 of Short-term Loan (1) .........             --                --
INVOLUNTARY LIQUIDATION PREFERENCE:
 Preferred Stock Share (3) .................  $      25,000     $      25,000
APPROXIMATE MARKET VALUE:
 Per Note ..................................  $          --     $          --
 Per Preferred Stock Share (3) .............         25,000            25,000
 Per $1,000 of Short-term Loan .............             --                --


                                                                    As of December 31,
                                                   1996            1995            1994           1993
                                             --------------- --------------- --------------- --------------
TOTAL AMOUNT OUTSTANDING:
 Notes .....................................  $          --   $          --   $          --   $         --
 Preferred Stock ...........................    100,000,000     100,000,000     100,000,000     35,000,000
 Short-term Loan ...........................             --              --              --     45,000,000
ASSET COVERAGE:
 Per Note (1) ..............................  $          --   $          --   $          --   $         --
 Per Preferred Stock Share (2) .............         69,102          66,206          60,398        473,351
 Per $1,000 of Short-term Loan (1) .........             --              --              --          4,682
INVOLUNTARY LIQUIDATION PREFERENCE:
 Preferred Stock Share (3) .................  $      25,000   $      25,000   $      25,000   $    100,000
APPROXIMATE MARKET VALUE:
 Per Note ..................................  $          --   $          --   $          --   $         --
 Per Preferred Stock Share (3) .............         25,000          25,000          25,000        100,000
 Per $1,000 of Short-term Loan .............             --              --              --          1,000


                                                                         As of December 31,
                                                  1992           1991           1990           1989            1988
                                             -------------- -------------- -------------- -------------- ---------------
TOTAL AMOUNT OUTSTANDING:
 Notes .....................................  $45,490,000    $45,490,000    $47,990,000    $96,100,000    $105,000,000
 Preferred Stock ...........................   35,000,000     35,000,000     35,000,000     58,500,000      79,000,000
 Short-term Loan ...........................           --             --             --             --              --
ASSET COVERAGE:
 Per Note (1) ..............................  $     4,141    $     3,819    $     3,476    $     3,192    $      3,680
 Per Preferred Stock Share (2) .............      408,277        366,363        339,466        360,096         356,156
 Per $1,000 of Short-term Loan (1) .........           --             --             --             --              --
INVOLUNTARY LIQUIDATION PREFERENCE:
 Preferred Stock Share (3) .................  $   100,000    $   100,000    $   100,000    $   100,000    $    100,000
APPROXIMATE MARKET VALUE:
 Per Note ..................................  $     1,000    $     1,000    $     1,000    $     1,000    $      1,000
 Per Preferred Stock Share (3) .............      100,000        100,000        100,000        100,000         100,000
 Per $1,000 of Short-term Loan .............           --             --             --             --              --

(1) Calculated by subtracting the Fund's total liabilities (not including senior securities) from the Fund's total assets and dividing such amounts by the number of Notes outstanding.

(2) Calculated by subtracting the Fund's total liabilities (including the Notes but not including the Preferred Stock) from the Fund's total assets and dividing such amount by the number of Preferred Shares outstanding.

(3) Plus accumulated and unpaid dividends.

                     The accompanying notes are an integral
                       part of these financial statements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) Significant Accounting and Other Policies

     The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund commenced operations on February 26, 1988. The investment objective of the Fund is to provide high current income while seeking to preserve stockholders' capital through investment in a professionally managed, diversified portfolio of "high yield" fixed-income securities.

     The Fund invests primarily in fixed maturity corporate debt securities that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

     See the schedule of investments for information on individual securities as well as industry diversification and credit quality ratings.

     The Fund's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

     (a) Valuation of Investments--Investments for which market quotations are readily available are stated at market value, which is determined by using the most recently quoted bid price provided by an independent pricing service or principal market maker. Independent pricing services provide market quotations based primarily on quotations from dealers and brokers, market transactions, accessing data from quotations services, offering sheets obtained from dealers and various relationships between securities. Short-term investments having maturities of 60 days or less are stated at amortized cost, which approximates market value. Following procedures approved by the Board of Directors, investments for which market quotations are not readily available (primarily fixed-income corporate bonds and notes) are stated at fair value on the basis of subjective valuations furnished by securities dealers and brokers. Other investments, with a cost of approximately $7,695,000 and a value of $0, are valued in good faith at fair market value using methods determined by the Board of Directors.

     (b) Interest and Dividend Income--Interest income is accrued on a daily basis. Discount on short-term investments is amortized to investment income. Market discounts or premiums on corporate debt securities are not amortized for financial statement purposes. All income on original issue discount and step interest bonds is accrued based on the effective interest method for both financial reporting and tax reporting purposes as required by federal income tax regulations. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

     (c) Federal Income Taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements--Continued
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

investment companies and to distribute substantially all of its taxable income to its shareholders each year. Accordingly, no federal income tax provision is required.

(2) Tax Matters and Distributions

     At June 30, 1998, the total cost of securities (excluding temporary cash investments) for federal income tax purposes was approximately $497,346,000. Aggregate gross unrealized gain on securities in which there was an excess of value over tax cost was approximately $8,257,000. Aggregate unrealized loss on securities in which there was an excess of tax cost over value was approximately $19,129,000. Net unrealized loss for tax purposes at June 30, 1998 was approximately $10,872,000.

     At June 30, 1998, the Fund had approximate capital loss carryovers available to offset future capital gain, if any, to the extent provided by regulations:


 Carryover Available      Expiration Date
---------------------   ------------------
   $49,666,000          December 31, 1998
    34,426,000          December 31, 1999
     2,227,000          December 31, 2002
   -----------
   $86,319,000
   ===========

     To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset will be distributed to shareholders.

     Distributions on common stock are declared based upon annual projections of the Fund's investment company taxable income. The Fund records all dividends and distributions payable to shareholders on the ex-dividend date and declares and distributes income dividends monthly.

     In accordance with Statement of Position 93-2, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed net investment income or accumulated net realized gains and losses on a tax basis, which is considered to be more informative to the shareholder. As of December 31, 1997, the Fund has reclassified approximately $818,000 primarily related to amortization of market discounts on corporate bonds from accumulated net realized loss from securities transactions to undistributed net investment income.

     The difference between earnings for financial statement purposes and earnings for tax purposes is primarily due to the tax treatment of the amortization of market discounts on corporate bonds and the recognition of interest income on corporate bonds that have defaulted on their interest payments.

(3) Investment Advisory Agreement
     Wellington Management Company, LLP, the Fund's Investment Advisor, earned approximately $656,000 in management fees during the six months ended June 30, 1998. Management fees paid by the Fund to Wellington Management are calculated at .45 of 1% (on an annual basis) of the average weekly value of the Fund's net assets attributable to common stock ($322.3 million at June 30, 1998). At June 30, 1998, the fee payable to the Investment Advisor was approximately $120,000, which was included in accrued expenses on the accompanying balance sheet.

(4) Forward Foreign Currency Contract
     The Fund has in the past entered into forward foreign currency contracts in connection with the purchase and sale of foreign investments but does not expect to enter into any in the future. All commitments were marked to market at the applicable exchange rates and any unrealized gains or losses were recorded in the Fund's financial statements. The aggregate principal amounts of the contracts were not recorded in the financial statements. The Fund records realized gains or losses at the time the forward contract is offset by entry into a closing transaction or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements--Continued
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

value of a foreign currency relative to the U.S. dollar. At June 30, 1998 there were no forward foreign currency contracts outstanding.

(5) Auction Term Preferred Stock (ATP)
     On January 4, 1994, the Fund issued 1,200 shares of Series A ATP and 800 shares of Series B ATP. The underwriting discount of $1,500,000 and offering expenses of $336,000 associated with the ATP offering were recorded as a reduction of the capital in excess of par value on common stock. On May 6, 1997, the Fund issued 2,000 shares of Series C ATP. The underwriting discount of $437,500 and offering expenses of $297,000 were recorded as a reduction of the capital in excess of par value on common stock. On May 20, 1998, the Fund issued 2,400 shares of Series D ATP. The underwriting discount of $510,000 and offering expenses of $210,000 were recorded as a reduction of the capital in excess of par value on common stock. At June 30, 1998 the Fund has approximately $64,000 in net outstanding liabilities associated with the offering. The ATP's dividends are cumulative at a rate determined at an auction, and dividend periods will typically be 28 days unless notice is given for periods to be longer or shorter than 28 days. Dividend rates ranged from 5.54% to 6.14% for the six months ended June 30, 1998.

     The ATP is redeemable, at the option of the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends. The ATP has a liquidation preference of $25,000 per share plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverages with respect to the ATP under the Fund's Charter and the 1940 Act.

(6) ATP Auction-Related Matters
     Bankers Trust Company (BTC) serves as the ATP's auction agent pursuant to an agreement entered into on January 4, 1994. The term of the agreement is unlimited and may be terminated by either party. BTC may resign upon notice to the Fund, such resignation to be effective on the earlier of the 90th day after the delivery of such notice and the date on which a successor auction agent is appointed by the Fund. The Fund may also replace BTC as auction agent at any time.

     After each auction, BTC as auction agent will pay to each broker-dealer, from funds provided by the Fund, a maximum service charge at the annual rate of
 .25 of 1% or such other percentage subsequently agreed to by the Fund and the broker-dealers, of the purchase price of shares placed by such broker-dealers at such auction. In the event an auction scheduled to occur on an auction date fails to occur for any reason, the broker-dealers will be entitled to service charges as if the auction had occurred and all holders of shares placed by them had submitted valid hold orders. The Fund incurred approximately $151,000 for service charges through June 30, 1998. This amount is included under the caption preferred and auction fees in the accompanying statement of operations.

(7) Interest Rate Swaps
     The Fund has entered into five interest payment swap arrangements with BankBoston, N.A. (BBNA) for the purpose of partially hedging its dividend payment obligations with respect to the ATP. Pursuant to each of the Swap Arrangements the Fund makes payments to BBNA on a monthly basis at fixed annual rates. In exchange for such payments BBNA makes payments to the Fund on a monthly basis at a variable rate determined with reference to the 30-day, AA rated commercial paper rate for the swap effective February 7, 1994 and one month LIBOR for the other swaps. The variable rates ranged from 5.49% to 6.00% for the six months ended June 30, 1998. The effective date, notional

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements--Continued
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

amount, maturity and fixed rates of the swaps are as follows:

                                              Fixed
 Effective       Notional                    Annual
   Date           Amount       Maturity       Rate
 2/7/94       $65 million      2/7/99       5.25%
10/2/97       $10 million     10/2/02      6.225%
10/7/97       $20 million     10/7/02       6.07%
 6/2/98       $15 million      6/2/03       5.90%
 2/8/99       $65 million      2/7/04       5.83%

The Fund follows hedge accounting (off-balance-sheet) with respect to the swap agreements and settles the net amount receivable or payable from each party every 30 days. For the six months ended June 30, 1998, the Fund's obligations under the swap agreements were less than the amount receivable from BBNA by approximately $16,000 and is included in the accompanying statement of operations.

     The Fund is exposed to credit loss in the event of nonperformance by counterparties on interest rate swaps, but the Fund does not anticipate nonperformance by any counterparty. While notional contract amounts are used to express the volume of interest rate swap agreements, the amounts potentially subject to credit risk, in the event of nonperformance by counterparties, are substantially smaller. The estimated fair value of the interest rate swap agreements at June 30, 1998 amounted to approximately $620,000 unrealized loss. This value is not included in total net assets.

(8) Repurchase Agreements
     At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement, and, in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement.

     The underlying securities for all repurchase agreements are held in safekeeping in an investment account of State Street Bank and Trust Company
(SSBT), the Fund's custodian, at the Federal Reserve Bank of Boston. In the case of repurchase agreements exceeding one day, SSBT's Money Market Department monitors the market value of the underlying securities by pricing them daily, and in the event any individual repurchase agreement is not fully collateralized, SSBT advises the Fund and additional collateral is obtained.

(9) Purchase and Sales of Securities
     Purchases and proceeds of sales or maturities of long-term securities during the six months ended June 30, 1998 were as follows:

Purchases of securities                                           $449,496,000
Sales of securities                                               $338,318,000

(10) Certain Transactions
     A partner of Goodwin, Procter & Hoar, general counsel to the Fund, serves as a Director of the Fund. Fees earned by Goodwin, Procter & Hoar amounted to approximately $173,000 for the six months ended June 30, 1998. The Fund paid approximately $68,000 during the six months ended June 30, 1998 to two officers of the Fund for the provision of certain administrative services.

(11) Rights Offering
     The Fund issued to stockholders of record as of the close of business on February 10, 1998, rights to subscribe for an aggregate of 16,241,851 shares of common stock, $.01 par value per share, of the Fund. One right was issued for each three full shares of common stock beneficially held on the record date. The rights entitled a stockholder to acquire at the subscription price of $4.72 per share one share for each right held. The subscription price was 92% of the average of the last reported sales price of the Fund's Common Stock on the New York Stock Exchange on March 18, 1998, the expiration date and the nine preceding business days. On March 25, 1998, the

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements--Continued
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Fund completed its rights offering. Proceeds of approximately $76,662,000 and shares of 16,241,851 were recorded. In addition, the deferred offering expense balance of $310,000 was netted against the rights offering proceeds. At June
30, 1998, the Fund had approximately $99,000 in net outstanding liabilities associated with the offering.
--------------------------------------------------------------------------------
From time to time in the future, the Fund may effect redemptions and/or repurchases of its ATP as provided in the applicable constituent instruments or as agreed upon by the Fund and sellers. The Fund intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.

                    The New America High Income Fund, Inc.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Directors

Robert F. Birch

Joseph L. Bower

Richard E. Floor

Bernard J. Korman

Franco Modigliani

Ernest E. Monrad


Officers

Robert F. Birch - President

Ellen E. Terry - Vice President, Treasurer

Richard E. Floor - Secretary


Investment Advisor

Wellington Management Company, LLP
75 State Street
Boston, MA 02109


Administrator

The New America High Income Fund, Inc.
33 Broad Street
Boston, MA 02109
(617) 263-6400


Custodian and Transfer Agent

State Street Bank and Trust Company
P.O. Box 8200
Boston, MA 02266-8200
(617) 328-5000 ext. 6406
(800) 426-5523

Listed: NYSE
Symbol: HYB

                      THIS PAGE INTENTIONALLY LEFT BLANK

                      THIS PAGE INTENTIONALLY LEFT BLANK

State Street Bank and Trust Company
P.O. Box 8200
Boston, Massachusetts 02266-8200



     The New
     America
   High Income
    Fund, Inc.



--------------------------------------------------------------------------------
Semi-Annual
--------------------------------------------------------------------------------
Report
--------------------------------------------------------------------------------
June 30, 1998
--------------------------------------------------------------------------------